Non-financial Assets and Liabilities - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	$ 583,126	$ 584,606
Additions		100
Exchange differences		(3)
Amortization charge	(788)	(1,577)
Closing net book amount	582,338	583,126
Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	650,972
Closing net book amount	650,972	650,972
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(5,927)
Closing net book amount	(6,715)	(5,927)
Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Goodwill
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453	134,453
Closing net book amount	134,453	134,453
Goodwill | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	134,453
Closing net book amount	134,453	134,453
Acquired Licenses to Patents
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	1,744	1,770
Additions		100
Exchange differences		(4)
Amortization charge	(62)	(122)
Closing net book amount	1,682	1,744
Acquired Licenses to Patents | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	2,822
Closing net book amount	2,822	2,822
Acquired Licenses to Patents | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(1,078)
Closing net book amount	(1,140)	(1,078)
In-process Research and Development Acquired
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	427,779	427,779
Closing net book amount	427,779	427,779
In-process Research and Development Acquired | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	489,698
Closing net book amount	489,698	489,698
In-process Research and Development Acquired | Accumulated Impairment
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(61,919)
Closing net book amount	(61,919)	(61,919)
Current Marketed Products
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	19,150	20,604
Exchange differences		1
Amortization charge	(726)	(1,455)
Closing net book amount	18,424	19,150
Current Marketed Products | Cost
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	23,999
Closing net book amount	23,999	23,999
Current Marketed Products | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Opening net book amount	(4,849)
Closing net book amount	$ (5,575)	$ (4,849)